Discontinued operations (Details) (CHF) In Millions	3 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management	Jun. 30, 2010 Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale						114
Loss recognized from discontinued operations	0	0	0	0	19	19	19